Expense Example - ERShares Global Entrepreneurs™	Oct. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 604
Expense Example, with Redemption, 3 Years	921
Expense Example, with Redemption, 5 Years	1,260
Expense Example, with Redemption, 10 Years	2,215
Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,827
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	$ 1,568